SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Selling, General And Administrative Expense [Abstract]
Selling and marketing	$ 6,607	$ 6,493
General and administrative:
Consulting fees and payroll	2,297	3,238
Share-based payment expense	1,685	1,582
Depreciation	21	19
Office and administration	879	870
Professional fees	1,579	2,161
Promotion and investor relations	264	162
Director fees	328	325
Transfer agent and regulatory fees	536	390
Travel	243	353
Selling, General and Administrative Expense	$ 14,439	$ 15,593